CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 66,359	$ 62,319
Short-term bank deposits	20,520	23,771
Short-term marketable securities	41,136	70,463
Trade receivables, net of allowance of $6,792 and $5,478, respectively	50,023	43,300
Other accounts receivable and prepaid expenses	12,563	8,891
Inventories	36,862	31,169
Total current assets	227,463	239,913
LONG-TERM ASSETS:
Severance pay fund	600	295
Long-term deposits and others	1,879	2,118
Long-term marketable securities	7,966	15,590
Investments in affiliated companies	1,000	200
Property and equipment, net	6,148	4,155
Intangible assets, net	30,433	31,813
Goodwill	25,219	18,867
Deferred tax assets, net	18,390	10,060
Total long-term assets	91,635	83,098
Total assets	319,098	323,011
CURRENT LIABILITIES:
Short-term bank credit		1,082
Trade payables	19,926	21,094
Deferred revenues	11,986	11,550
Other accounts payable and accrued expenses	49,889	41,704
Total current liabilities	81,801	75,430
LONG-TERM LIABILITIES:
Deferred revenues	3,924	4,112
Warranty accruals	708	564
Contingent consideration	6,750	2,535
Accrued severance pay	691	496
Deferred tax liabilities	3,095	5,182
Total long-term liabilities	15,168	12,889
Total liabilities	96,969	88,319
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd.'s shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 ordinary shares; Issued - 36,860,304 and 36,580,345 and Outstanding - 35,608,730 and 35,328,771 shares at December 31, 2012 and 2011, respectively	86	85
Additional paid-in capital	177,470	187,023
Treasury shares at cost - 1,251,574 ordinary shares at December 31, 2012 and 2011	(9,587)	(9,587)
Accumulated other comprehensive income	626	1,544
Retained earnings	53,187	54,530
Total Syneron Medical Ltd.'s shareholders' equity	221,782	233,595
Non-controlling interests	347	1,097
Total equity	222,129	234,692
Total liabilities and equity	$ 319,098	$ 323,011